DEBT, LONG TERM DEBT (10K) (Details) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 31, 2013	Oct. 31, 2013	Mar. 31, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Oct. 31, 2012
Debt Instrument [Line Items]
Principal balance outstanding			$ 84,809,000		$ 85,422,000
Debt, net of discount			80,693,000		80,913,000	$ 76,264,000
Debt			80,693,000		$ 80,913,000	$ 77,558,000
War 9 Production Ltd [Member] | Facility [Member]
Debt Instrument [Line Items]
Basis spread on variable rate (in hundredths)	2.15%	2.15%
Revolving credit facility	$ 10,400,000	$ 10,400,000
Term Loan - A [Member]
Debt Instrument [Line Items]
Maturity Date						Oct. 03, 2017
Principal balance outstanding						$ 20,476,000
Term Loan - A [Member] | Prime or LIBOR [Member] | Minimum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate (in hundredths)						4.50%
Term Loan - A [Member] | Prime or LIBOR [Member] | Maximum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate (in hundredths)						5.50%
Term Loan - B [Member]
Debt Instrument [Line Items]
Maturity Date						Apr. 03, 2018
Principal balance outstanding						$ 12,287,000
Term Loan - B [Member] | Prime or LIBOR [Member] | Minimum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate (in hundredths)						6.25%
Term Loan - B [Member] | Prime or LIBOR [Member] | Maximum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate (in hundredths)						7.25%
Term Loan - C [Member]
Debt Instrument [Line Items]
Maturity Date						Apr. 03, 2018
Principal balance outstanding						$ 15,517,000
Term Loan - C [Member] | Prime or LIBOR [Member] | Minimum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate (in hundredths)						9.25%
Term Loan - C [Member] | Prime or LIBOR [Member] | Maximum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate (in hundredths)						10.25%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maturity Date						Oct. 03, 2017
Revolving credit facility						$ 14,949,000
Revolving Credit Facility [Member] | Prime [Member]
Debt Instrument [Line Items]
Basis spread on variable rate (in hundredths)						5.00%
Revolving Credit Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate (in hundredths)						6.00%
Senior Notes [Member]
Debt Instrument [Line Items]
Maturity Date					Sep. 11, 2019
Principal balance outstanding			68,775,000		$ 69,388,000	$ 48,280,000
Less: debt discount			(4,116,000)		(4,509,000)	(2,007,000)
Total senior-term notes, net of discount			64,659,000		64,879,000	$ 46,273,000
Senior note debt service			$ 5,300,000		$ 5,300,000
Senior Notes [Member] | LIBOR [Member] | Minimum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate (in hundredths)			9.90%		9.90%
Senior Notes [Member] | LIBOR [Member] | Maximum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate (in hundredths)			10.64%		10.64%
Subordinated Notes Payable to Prior Image Shareholders [Member]
Debt Instrument [Line Items]
Maturity Date					Oct. 03, 2018	Oct. 03, 2018
Stated interest rate (in hundredths)			12.00%		12.00%	12.00%
Principal balance outstanding			$ 16,000,000		$ 16,000,000		$ 14,800,000
Subordinated notes payable			$ 16,034,000		$ 16,034,000	$ 15,042,000
Stated cash interest rate (in hundredths)			5.40%		5.40%
Interest expense				$ 1,800,000
Increase in principal balance for accrued interest				$ 992,000
Subordinated Production Loan - Foyle's War [Member]
Debt Instrument [Line Items]
Maturity Date						Nov. 08, 2014
Subordinated notes payable						$ 1,294,000
Subordinated Production Loan - Foyle's War [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate (in hundredths)						2.15%